TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS, Movement in Direct and Assumed Insurance Claim Reserves (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement of insurance claims reserves [Abstract]
Opening balance	S/ 12,534,511
Ending balance	11,990,959	S/ 12,534,511
Life Insurance Contracts [Member]
Movement of insurance claims reserves [Abstract]
Opening balance	10,798,189
Ending balance	10,268,726	10,798,189
General Insurance Contracts [Member]
Movement of insurance claims reserves [Abstract]
Opening balance	1,399,650
Ending balance	1,364,917	1,399,650
Health Insurance Contracts [Member]
Movement of insurance claims reserves [Abstract]
Opening balance	336,672
Ending balance	357,316	336,672
Technical Reserves for Claims [Member]
Movement of insurance claims reserves [Abstract]
Opening balance	2,555,580	2,050,474
Gross claims	2,277,035	2,884,258
Payments	(2,154,803)	(2,453,866)
Exchange difference	(34,636)	74,714
Ending balance	2,643,176	2,555,580
Technical Reserves for Claims [Member] | Life Insurance Contracts [Member]
Movement of insurance claims reserves [Abstract]
Opening balance	1,696,733	1,288,056
Gross claims	1,547,674	2,183,789
Payments	(1,447,753)	(1,786,376)
Exchange difference	(5,988)	11,264
Ending balance	1,790,666	1,696,733
Technical Reserves for Claims [Member] | General Insurance Contracts [Member]
Movement of insurance claims reserves [Abstract]
Opening balance	714,700	629,330
Gross claims	399,919	375,162
Payments	(391,510)	(353,147)
Exchange difference	(28,533)	63,355
Ending balance	694,576	714,700
Technical Reserves for Claims [Member] | Health Insurance Contracts [Member]
Movement of insurance claims reserves [Abstract]
Opening balance	144,147	133,088
Gross claims	329,442	325,307
Payments	(315,540)	(314,343)
Exchange difference	(115)	95
Ending balance	S/ 157,934	S/ 144,147